Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information
Entity Registrant Name	Americas Silver Corp
Entity Central Index Key	0001286973
Document Type	40-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	41,496,950
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017